Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 5 - Commitments and Contingencies

A.Royalty commitments

The Company is obligated to pay royalties to the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade (the "OCS") on revenues from certain product sales, where the research and development in respect of these products was undertaken with royalty bearing participations (“grants”) from the OCS.

In general, the Company's obligation to pay royalties is as follows:

Projects approved prior to January 1999: 3.5% of the net sales until the cumulative amount of royalties paid equals 100% of the dollar-linked amount of grants received.

Projects approved after January 1999: 3.5% of the net sales until the cumulative amount of royalties paid equals 100% of the dollar-linked amounts of grants received, plus interest at the LIBOR rate.

Royalties are payable from the commencement of sales of each of these products.

As of December 31, 2014, total commitment payable to the OCS, excluding interest to date, amounted to approximately US$0.5 million for the Beamcaster solution products and approximately US$0.9 million for the Company's IIM products.

Royalties expenses to the OCS are classified as part of cost of sales (see Note 8).

B.Lease commitments

1.Premises occupied by the Company are rented under various operating leases.

Minimum future rental payments due under the above leases, at rates in effect on December 31, 2014, are US$404 thousand and US$359 to be payable through 2015 and 2016 respectively.

Part of the lease agreements in Israel is secured by a bank guarantee in the amount of approximately US$22 thousand.

Lease expense was US$551 thousand , US$487 thousand and US$524 thousand for the years ended December 31, 2014, 2013 and 2012, respectively.

2.The Company has several operating leases in respect of motor vehicles. These lease agreements expire on various dates up to 2017. Minimum future lease payments due under the above leases on December 31, 2014:

Year ending December 31	US$ thousands
2015	171
2016	55
2017	10

236

Lease expense was US$208 thousand, US$233 thousand and US$184 thousand for the years ended December 31, 2014, 2013 and 2012, respectively.

C.Other commitments

As of December 31, 2014, bank guarantees in the amount of approximately US$16 thousand have been issued, for VAT commitments and customs duty on importation.

D.Concentration of credit risk

Financial instruments that may subject the Company to significant concentrations of credit risk consist principally of cash investments and trade accounts receivable.

Cash and cash equivalents are deposited with major financial institutions in Israel and in the United States.

The Company grants credit to customers without generally requiring collateral or security. The Company performs ongoing credit evaluations of the financial condition of its customers. The risk of collection associated with certain trade receivables is reduced by The Israeli Credit Insurance Company (ICIC) and the large number and geographical dispersion of the Company's customer base.

On significant sales and on sales in areas where there is a risk of collection, the Company secures the payment by a customer bank guarantee (L.C.) as applicable.

E.Concentrations of business risk

Although the Company generally uses standard parts and components for products, certain key components used in the products are currently available from only one source, and others are available from a limited number of sources. Based on the Company's past history and its relationships with its suppliers, the Company believes that it will not experience delays in the supply of critical components in the future. If the Company experiences such delays and there is an insufficient inventory of critical components at that time, the Company's operations and financial results would be adversely affected.

F.Indemnification agreement

The Company undertakes to enter into an indemnification agreement with each of the Company's present and future serving directors and officers. The indemnification covers certain events and shall be no greater than the amount of coverage available to the Company's applicable liability insurance policy in effect at the time.